ACCOUNTS RECEIVABLE , NET	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.           ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2018	2019
Accounts receivable	910	2,896
Less: allowance for doubtful accounts	(34)	(92)
Accounts receivable, net	876	2,804

Movement of allowance for doubtful accounts was as follows:

	As of December 31,
	2018	2019
Balance at beginning of the year	36	34
Addition	—	58
Foreign currency adjustment	(2)	—
Balance at end of the year	34	92